Selected Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$1,726	$1,950	$1,867	$1,839	$7,382
Operating income	170	273	265	244	952
Income (loss) from continuing operations, net of taxes	191	100	89	(388)	(8)
Income from discontinued operations, net of taxes	119	144	103	6	372
Net income (loss)	310	244	192	(382)	364
Net income (loss) attributable to Hilton stockholders	309	239	187	(387)	348
Basic earnings (loss) per share:
Net income (loss) from continuing operations(1)	$0.58	$0.29	$0.27	$(1.20)	$(0.05)
Net income from discontinued operations(1)	0.36	0.44	0.30	0.02	1.11

Net income (loss)	$0.94	$0.73	$0.57	$(1.18)	$1.06

Diluted earnings (loss) per share:
Net income (loss) from continuing operations(1)	$0.58	$0.29	$0.27	$(1.20)	$(0.05)
Net income from discontinued operations	0.36	0.43	0.30	0.02	1.11

Net income (loss)(1)	$0.94	$0.72	$0.57	$(1.18)	$1.06

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$1,630	$1,845	$1,847	$1,811	$7,133
Operating income	143	135	391	231	900
Income (loss) from continuing operations, net of taxes	(1)	40	153	689	881
Income from discontinued operations, net of taxes	151	127	130	127	535
Net income	150	167	283	816	1,416
Net income attributable to Hilton stockholders	150	161	279	814	1,404
Basic earnings per share:
Net income from continuing operations	$—	$0.11	$0.47	$2.09	$2.67
Net income from discontinued operations	0.46	0.38	0.38	0.38	1.60

Net income	$0.46	$0.49	$0.85	$2.47	$4.27

Diluted earnings per share:
Net income from continuing operations(1)	$—	$0.11	$0.47	$2.09	$2.66
Net income from discontinued operations	0.46	0.38	0.38	0.38	1.60

Net income(1)	$0.46	$0.49	$0.85	$2.47	$4.26

(1)	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.